As filed with the Securities and Exchange Commission on July 29, 2020

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23450)

Global Beta ETF Trust
(Exact name of registrant as specified in charter)

2001 Market Street, Suite 2630

Philadelphia, PA 19103
(Address of principal executive offices) (Zip code)

Vince Lowry

2001 Market Street, Suite 2630

Philadelphia, PA 19103
(Name and address of agent for service)

(215) 531-8234

Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period: May 31, 2020

Item 1. Reports to Stockholders.

Semi-Annual Report
May 31, 2020 (Unaudited)

Global Beta ETF Trust

●	Global Beta Smart Income ETF | GBDV | NYSE Arca

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary. Please note that not all financial intermediaries may offer this service.

Global Beta Smart Income ETF

Shareholder Letter	Global Beta Smart Income ETF

May 31, 2020

Dear Shareholder,

Prior to the global health pandemic that has taken global markets by storm, investing over the past decade had effectively been on autopilot with U.S. equity broad market indexes setting new highs constantly over that time. Since the market bottomed from the Financial Crisis of 2008/2009 on 03/09/09, the S&P 500 Index has yielded an average annualized return of 13.09% through 12/31/19 (Source: Factset Research Systems). While the elite members of the S&P 500 Index (i.e.: the companies with the largest market capitalization) may indeed carry the index back from the brink of the bear market that has resulted from the COVID Crisis, we believe there will be a chunk of the index that is left behind, and thus, curbs the potential of the broad market index as a whole. After the prior two U.S. recessions, nearly 40% of the companies in the S&P 500 Index were unable to recover their bear market losses as far out as five years from when the index fell into bear market territory (Data collected from Factset Research Systems, the average number of companies that recovered from the bear market on 03/12/01 and 07/09/08).

The first quarter of 2020 has been one of the worst and most volatile quarters as measured by the S&P 500 Index. Given that financial markets are generally a forecast of the expected state of the economy, the current quarter saw one of the sharpest economic contractions since The Great Depression. The S&P 500 Index officially crossed into a bear market on 3/12/20, which is defined as a period in which an index falls 20% from a new high. This marks the 6th time in the last 40 years that the S&P 500 crossed into bear market territory. Economists are left arguing what letter of the alphabet type of bounce back the market will see from here. A “V” shaped return would be a quick rebound from the bottom, a “U” shaped return would be a slower recovery, a “W” shaped return would be a volatile path to recovery, and the daunted “L” shaped would be a long, slow recovery.

We believe the two pieces that will most influence which letter we get is the efficiency to which the economy is re-opened and stimulus from the Federal Government and the Federal Reserve, as of 5/31/20 totaling approximately $6 trillion dollars, that has been injected into the U.S. economy and financial markets, respectively, to curb the impact from the suspension of economic activity that came from the stay-at-home orders throughout the country. If there is a high efficiency around the re-opening of the economy, the stimulus from the government agencies could certainly catapult an economic recovery on the quicker end of the equation.

We believe between the Federal Reserve’s pledge to provide liquidity and accommodative monetary policy into financial markets and the success from the resumption of economic activity, there are going to be opportunities for investors in segments of the U.S. markets. Early indications show that the S&P 500 Index may be recovering faster than its overall components. Nearly 90% of the bear market losses have been recovered, however, only about 16% of the names in the S&P 500 have recovered their all-time highs (Data collected from Factset Research Systems as of 05/31/20). Between this anecdote as well as what we know from the prior two recessions, we believe it is important to speak with your financial advisor about proper asset allocation.

Sincerely,

Justin Lowry

President and CIO, Global Beta Advisors LLC

Must be preceded or accompanied by a prospectus.

Investing involves risk, including the possible loss of principal. Shares of any ETF are bought and sold at market price (not NAV), may trade at a discount or premium to NAV and are not individually redeemed from the Fund. Brokerage commissions will reduce returns.

The Fund’s return may not match or achieve a high degree of correlation with the return of the underlying index.

The Fund is subject to the risks of investing in equity securities. Please refer to the prospectus for a more detailed explanation of the Fund’s principal risks. There is no assurance that the investment objective of the Fund will be achieved. Diversification does not assure a profit or protect against a loss in a declining market.

Global Beta Smart Income ETF is distributed by Compass Distributors, LLC.

1

Shareholder Letter (Continued)	Global Beta Smart Income ETF

May 31, 2020

Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

Index Definitions

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses have been reflected. Individuals cannot invest directly in an index.

S&P 900® Index: The S&P 900 is an investable benchmark for the mid- to large-cap segment of the U.S. equity market (including real estate investment trusts (“REITs”)).

2

Portfolio Manager Commentary	Global Beta Smart Income ETF

May 31, 2020

For the period, which spans from Global Beta Smart Income ETF’s (“the Fund”) inception of 12/27/19 through the end of the Fund’s semi-annual period of 05/31/20, the Fund underperformed its benchmark, the S&P 900 Index. For the period, the Fund’s net asset value (“NAV”) return was -26.28% and the Fund’s market price return was -26.55%1. The benchmark return was -5.78% during the same period. The Fund’s market price at 05/31/20 was $14.44. This underperformance was largely driven by the resulting recession from the COVID-19 global health pandemic that forced most countries to issue stay-at-home orders to its civilians. These orders were particularly crippling to the consumer discretionary and energy sectors, as they are industries that rely on consumer demand. With the consumer told to stay home, the disappearance of demand weighed heavily on these sectors. The Fund had relative overweights compared to its stated benchmark in both of these sectors, which accounted for nearly 60% of the underperformance. Further weighing on the Fund was its stylistic positioning. The Fund specifically holds dividend paying stocks. Given the resulting recession and the uncertainty as to when the global health crisis would subside, dividend stocks generally underperformed vs the broad market, defined as the major U.S. indexes, as they began to either consider or proceed to cut their dividends in order to stay liquid or solvent enough to endure the recession. Recently, stay-at-home orders have begun to relax, and as a result, demand seems to be returning into those sectors, which have since resulted in better near term performance as measured by the performance in those sectors within the S&P 500 index from 03/23/20 (i.e.: the low for the index for the year) through 05/31/20.

1.

A fund’s per share NAV is the value of one share of the Fund. NAV is calculated by taking the Fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the Fund, and the Market Price Return is based on the market price per share of the Fund. The price used to calculate market return (‘‘Market Price’’) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

3

Portfolio Allocations	Global Beta Smart Income ETF

As of May 31, 2020 (Unaudited)

ALLOCATION BY SECTOR
Sector	Percentage of Total Net Assets
Financials	18.4%
Utilities	14.8
Consumer Staples	13.3
Materials	11.9
Health Care	11.1
Communication Services	8.6
Information Technology	7.9
Consumer Discretionary	4.7
Real Estate	4.3
Energy	3.6
Industrials	1.1
Short-Term Investments and Other Assets and Liabilities	0.3
Total	100.0%

4

Schedule of Investments	Global Beta Smart Income ETF

May 31, 2020 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 99.7%
Communication Services — 8.6%
AT&T, Inc.	2,245	$69,281
CenturyLink, Inc.	4,731	46,506
Verizon Communications, Inc.	135	7,746
		123,533
Consumer Discretionary — 4.7%
Bed Bath & Beyond, Inc.	4,614	33,544
Newell Brands, Inc.	1,607	21,132
Tapestry, Inc.	970	13,192
		67,868
Consumer Staples — 13.3%
Altria Group, Inc.	1,414	55,217
Kraft Heinz Co.	2,283	69,563
Philip Morris International, Inc.	916	67,198
		191,978
Energy — 3.6%
Antero Midstream Corp.	282	1,348
Equitrans Midstream Corp.	218	1,764
Murphy Oil Corp.	301	3,597
ONEOK, Inc.	285	10,457
Schlumberger Ltd.	1,437	26,541
Williams Compaines, Inc.	396	8,090
		51,797
Financials — 18.4%
American Financial Group, Inc.	294	17,711
Comerica, Inc.	259	9,415
F.N.B. Corp.	488	3,616
Hanover Insurance Group, Inc.	110	11,038
Huntington Bancshares, Inc.	1,578	14,028
Invesco Ltd.	1,486	11,843
Janus Henderson Group PLC ^	334	7,201
Mercury General Corp.	215	8,649
Navient Corp.	1,549	11,525
New York Community Bancorp, Inc.	426	4,281
Old Republic International Corp.	1,062	16,557
PacWest Bancorp	170	2,943
People’s United Financial, Inc.	420	4,809
Principal Financial Group, Inc.	1,286	49,665
Prudential Financial, Inc.	1,412	86,076
Umpqua Holdings Corp.	300	3,417
Valley National Bancorp	470	3,751
		266,525
Health Care — 11.1%
AbbVie, Inc.	1,036	96,006
Gilead Sciences, Inc.	653	50,823
Patterson Companies, Inc.	677	13,330
		160,159
Industrials — 1.1%
MSC Industrial Direct Co, Inc. - Class A	137	9,499
Werner Enterprises, Inc.	150	6,933
		16,432

The accompanying notes are an integral part of these financial statements.

5

Schedule of Investments (Continued)	Global Beta Smart Income ETF

May 31, 2020 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 99.7% (Continued)
Information Technology — 7.9%
International Business Machines Corp.	650	$81,185
NortonLifeLock, Inc.	374	8,520
Seagate Technology PLC	471	24,982
		114,687
Materials — 11.9%
Chemours Co.	1,174	15,391
Compass Minerals International, Inc.	77	3,710
LyondellBasell Industries NV - Class A	1,513	96,469
Olin Corp.	1,263	15,194
Westrock Co.	1,472	41,304
		172,068
Real Estate — 4.3%
CoreCivic, Inc.	416	5,004
Diversified Healthcare Trust	709	2,538
GEO Group, Inc.	471	5,642
Iron Mountain, Inc.	370	9,531
Medical Properties Trust, Inc.	135	2,441
Omega Healthcare Investors, Inc.	79	2,460
PotlatchDeltic Corp.	57	1,937
Simon Property Group, Inc.	230	13,271
Taubman Centers, Inc.	36	1,488
Urban Edge Properties	110	1,073
Ventas, Inc.	309	10,800
Vornado Realty Trust	115	4,164
Weingarten Realty Investors	81	1,448
		61,797
Utilities — 14.8%
CenterPoint Energy, Inc.	1,897	33,729
Dominion Energy, Inc.	530	45,055
Duke Energy Corp.	731	62,595
PPL Corp.	754	21,067
Southern Co.	910	51,934
		214,380
TOTAL COMMON STOCKS (Cost $1,596,544)		1,441,224

MONEY MARKET FUND — 0.1%
First American Government Obligations Fund - Class X, 0.09% (a)	814	814
TOTAL MONEY MARKET FUND (Cost $814)		814
TOTAL INVESTMENTS (Cost $1,597,358) — 99.8%		1,442,038
OTHER ASSETS LESS LIABILITIES — 0.2%		3,543
TOTAL NET ASSETS — 100.0%		$1,445,581

^	U.S. Dollar-denominated foreign security.
(a)	7-day net yield.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by Global Beta Advsiors LLC.

The accompanying notes are an integral part of these financial statements.

6

Statement of Assets and Liabilities	Global Beta Smart Income ETF

May 31, 2020 (Unaudited)

ASSETS
Investments in securities, at value (identified cost $1,596,544) (See Note 2)	$1,441,224
Investments in money market fund, at value (identified cost $814) (See Note 2)	814
Total securities, at value (identified cost $1,597,358) (See Note 2)	1,442,038
Receivables:
Investment securities sold	11,566
Dividends and interest	8,314
Due from advisor	9,232
Prepaid expenses and other assets	5,421
Total assets	1,476,571

LIABILITIES
Payables:
Investment securities purchased	12,272
Trustee fees	18,718
Total liablities	30,990
NET ASSETS	$1,445,581

NET ASSETS CONSIST OF:
Paid-in capital	$2,188,855
Total distributable earnings (loss)	(743,274)
NET ASSETS	$1,445,581

Shares issued and outstanding, $0 par value, unlimited shares authorized	100,000

Net Asset Value, Offering Price and Redemption Price Per Share	$14.46

The accompanying notes are an integral part of these financial statements.

7

Statement of Operations	Global Beta Smart Income ETF

For The Period Ended May 31, 2020 (Unaudited)(a)

INVESTMENT INCOME
Dividends	$43,651
Interest	12
Total investment income	43,663

EXPENSES
Investment advisory fees	2,342
Trustee fees	41,218
Legal fees	4,579
Total expenses	48,139
Less: voluntary fees waived by advisor	(2,342)
Less: fees reimbursed by advisor	(45,797)
Net expenses	—
Net Investment income	43,663

REALIZED & UNREALIZED LOSS ON INVESTMENTS
Net realized loss on:
Investments	(483,547)
In-Kind Redemptions	(119,070)
Net realized losses	(602,617)
Change in net unrealized depreciation on investments	(155,320)
Net realized and unrealized loss on investments	(757,937)
Net decrease in net assets resulting from operations	$(714,274)

(a)	Commencement of investment operations on December 27, 2019.

The accompanying notes are an integral part of these financial statements.

8

Statement of Changes in Net Assets	Global Beta Smart Income ETF

For the Period Ended May 31, 2020(*) (Unaudited)
OPERATIONS
Net investment income	$43,663
Net realized loss	(602,617)
Net change in unrealized depreciation	(155,320)
Net decrease in net assets resulting from operations	(714,274)

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(29,000)
Total distributions to shareholders	(29,000)

CAPITAL SHARE TRANSACTIONS
Net change in net assets derived from capital share transactions (a)	2,188,855
Total Increase (Decrease) in Net Assets	$1,445,581

NET ASSETS
Beginning of period	—
End of period	$1,445,581

(a)	Summary of capital share transactions is as follows:
	For the Period Ended May 31, 2020(*) (Unaudited)
	Shares	Paid-in Capital
Shares sold	125,000	$2,500,000
Shares redeemed	(25,000)	(311,145)
Net change in shares outstanding	100,000	$2,188,855

(*)	Commencement of investment operations on December 27, 2019.

The accompanying notes are an integral part of these financial statements.

9

Financial Highlights	Global Beta Smart Income ETF

For a capital share outstanding throughout the period

	For the Period Ended May 31, 2020(a) (Unaudited)
Net asset value, beginning of period	$20.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (b)	0.38
Net realized and unrealized gain on investments(c)	(5.69)
Total from investment operations	(5.31)

LESS DISTRIBUTIONS:
From net investment income	(0.23)
Total distributions	(0.23)

Net asset value, end of period	$14.46

TOTAL RETURNS:
Net Asset Value (f)	-26.28	%*
Market Value (g)	-26.55	%*

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (millions)	$1.4
RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and expenses reimbursed	5.96	%+
After fees waived and expenses reimbursed(d)	0.00	%+
RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
Before fees waived and expenses reimbursed	(0.55	)%+
After fees waived and expenses reimbursed(d)	5.41	%+
Portfolio turnover rate(e)	50	%^

(a)	Commencement of investment operations on December 27, 2019.
(b)	Calculated using average shares outstanding, during the period.
(c)

The amounts reported for a share outstanding may not accord with the change in the aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Includes voluntary fees waived by the Adviser of $2,342 or 0.29% and reimbursed the Fund $45,797 or 5.67% of average net assets for the period.
(e)	Portfolio turnover rate excludes in-kind transactions.
(f)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value.

(g)

Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at market value. The market value is determined by the mid point of the bid/ask spread at 4:00 p.m. from the NYSE Arca, Inc. Exchange. Market value returns may vary from net asset value returns.

^	Not Annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

10

Notes to the Financial Statements	Global Beta Smart Income ETF

May 31, 2020 (Unaudited)

NOTE 1 – ORGANIZATION

The Global Beta ETF Trust (the “Trust”) was organized as a Delaware statutory trust on April 22, 2019 and is authorized to issue multiple series or portfolios. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The offering of the Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended. As of the period covered by this report, the Trust consists of one operational exchange-traded fund. The Global Beta Smart Income ETF (the “Fund”) is a diversified series of the Trust, pursuant to the 1940 Act. The Fund seeks to track the performance (before fees and expenses) of the Global Beta Smart Income Index (“Target Index”). There can be no guarantee that the Fund will achieve its investment objective. The inception date of the Fund is December 27, 2019.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Trust, which is an investment company, follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services — Investment Companies.”

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. Investment Valuation. The net asset value (“NAV”) of the Fund shares is calculated each business day as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4:00 p.m., Eastern Time. NAV per share is computed by dividing the net assets by the number of shares outstanding.

When calculating the NAV of the Fund shares, securities held by the Fund are valued at market quotations when reliable market quotations are readily available. Exchange traded securities and instruments (including equity securities, depositary receipts and ETFs) are generally valued at the last reported sale price on the principal exchange on which such securities are traded (at the NASDAQ Official Closing Price for NASDAQ listed securities), as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Over-the-counter securities and instruments not traded on an exchange are generally valued at the last traded price. In the absence of a recorded transaction sale price; or if the last sale price is unavailable, securities are valued at the mean between last bid and ask, as quoted. If an ask price is unavailable, last bid price is used. Such valuations would typically be categorized as Level 1 or Level 2 in the fair value hierarchy described below.

When reliable market quotations are not readily available, securities are priced at their fair value in accordance with the Trust’s valuation guidelines, which were approved by the Board of Trustees (the “Trustees” or the “Board”). The Fund may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of the Fund’s security has been materially affected by events occurring after the close of the market on which such security is principally traded (such as a corporate action or other news that may materially affect the price of such security) or trading in such security has been suspended or halted. Such valuations would typically be categorized as Level 2 or Level 3 in the fair value hierarchy described below. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of such security. In addition, fair value pricing could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Fund’s Target Index. This may adversely affect the Fund’s ability to track its Target Index.

The Fund discloses the fair market value of its investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

●	Level 1 — Quoted prices in active markets for identical assets.

●	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●

Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

11

Notes to the Financial Statements (Continued)	Global Beta Smart Income ETF

May 31, 2020 (Unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2020:

	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$123,533	$—	$—	$123,533
Consumer Discretionary	67,868	—	—	67,868
Consumer Staples	191,978	—	—	191,978
Energy	51,797	—	—	51,797
Financials	266,525	—	—	266,525
Health Care	160,159	—	—	160,159
Industrials	16,432	—	—	16,432
Information Technology	114,687	—	—	114,687
Materials	172,068	—	—	172,068
Real Estate	61,797	—	—	61,797
Utilities	214,380	—	—	214,380
Total Common Stocks	1,441,224	—	—	1,441,224

Short Term Investment
Money Market Fund	814	—	—	814

Total Investments in Securities	$1,442,038	$—	$—	$1,442,038

B. Real Estate Investment Trust. The Fund may obtain exposure to real estate investment trusts (“REITs”). Equity REITs invest primarily in real property while mortgage REITs make construction, development and long-term mortgage loans. Their value may be affected by changes in the value of the underlying property of the REIT, the creditworthiness of the issuer, property taxes, interest rates, and tax and regulatory requirements, such as those relating to the environment.

REITs are dependent upon management skill, are not diversified and are subject to heavy cash flow dependency, default by borrowers, self-liquidation and the possibility of failing to qualify for tax free income status under the Internal Revenue Code of 1986 and failing to be exempt from registration as a registered investment company under the 1940 Act.

C. Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. The Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign currency transactions, and the differences between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

D. Federal Income Taxes. The Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as regulated investment companies and distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income tax provision is required. The Fund plans to file U.S. Federal and various state and local tax returns.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statements of Operations. During the current fiscal period, the Fund did not incur any interest or penalties.

12

Notes to the Financial Statements (Continued)	Global Beta Smart Income ETF

May 31, 2020 (Unaudited)

E. Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations. Distributions received from the Fund’s investments in REITs may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Fund must use estimates in reporting the character of their income and distributions for financial statement purposes. The actual character of distributions to the Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by the Fund’s shareholders may represent a return of capital.

F. Distributions to Shareholders. Distributions to shareholders from net investment income for the Fund are declared and paid on a quarterly basis. The net realized gains on securities normally are declared and paid on an annual basis for the Fund. Distributions are recorded on the ex-dividend date.

G. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

H. Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share for the Fund is equal to the NAV per share.

I. Guarantees and Indemnifications. In the normal course of business, the Trust, on behalf of the Fund, enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Trust organizational documents, the officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. The Fund’s maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Fund. The Adviser is of the view that the risk of loss to the Fund in connection with the Fund indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Fund.

J. Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share and are primarily due to differing book and tax treatments for in-kind transactions. For the fiscal period ended May 31, 2020, the Fund had no reclassifications made.

K. COVID-19. The global outbreak of COVID-19 (commonly referred to as “coronavirus”) has disrupted economic markets and the prolonged economic impact is uncertain. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The operational and financial performance of the issuers of securities in which the Fund invests depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn adversely affect the value and liquidity of the Fund’s investments, and negatively impact the Fund’s performance.

L. Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date these financial statements were issued. There were no events or transactions that occurred during the period subsequent to the end of the current fiscal period that materially impacted the amounts or disclosures in the Fund’s financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Global Beta Advisors LLC serves as the investment advisor to the Fund. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. The Adviser administers the Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. For services provided to the Fund, the Fund pays the Adviser a management fee at an annual rate of 0.29% based on the Fund’s average daily net assets. For the period ended May 31, 2020, the Fund incurred $2,342 in investment advisory fees.

13

Notes to the Financial Statements (Continued)	Global Beta Smart Income ETF

May 31, 2020 (Unaudited)

Under the terms of the Trust’s Advisory Agreement, the Adviser has agreed to pay all of the ordinary operating expenses of the Fund that the Fund would be otherwise required to pay except for (i) the management fee payment under Advisory Agreement, (ii) payments under the Fund’s Rule 12b-1 plan, (iii) brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments), (iv) acquired fund fees and expenses, (v) taxes, (vi) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), (vii) litigation expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the Board and officers with respect thereto), (viii) compensation and expenses of the members of the Board who are not “interested” within the meaning of the 1940 Act (the “Independent Trustees”), (ix) fees and expenses of counsel to the Independent Trustees and (x) other extraordinary or non-routine expenses (including expenses arising from mergers, acquisitions or similar transactions involving any Fund).

Pursuant to an Expense Reimbursement Agreement (“Expense Agreement”), the Adviser has agreed to reimburse the Fund through March 31, 2021 for the (i) compensation and expenses of the Independent Trustees and (ii) fees and expenses of Counsel to the Independent Trustees, except for any (i) litigation expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the Independent Trustees with respect thereto) and (ii) extraordinary or non-routine fees or expenses. For the period ended May 31, 2020, the Adviser reimbursed the Fund $45,797. The Adviser agreed to voluntarily waive its investment advisory fees through June 30, 2020. For the period ended May 31, 2020, the voluntary fees waived was $2,234. Pursuant to the Expense Agreement, waived fees are not subject to recoupment by the Adviser.

U.S. Bancorp Fund Services, LLC dba U.S. Bank Global Fund Services (“Fund Services”), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Fund’s administrator and, in that capacity, performs various administrative and accounting services for the Fund. Fund Services also serves as the Fund’s fund accountant, transfer agent, dividend disbursing agent and registrar. Fund Services prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian; coordinates the preparation and payment of the Fund’s advisory expense, Independent Trustee compensation, and the expense of Counsel to the Independent Trustees and reviews those expense accruals. Compass Distributors, LLC (the “Distributor”) serves as the principal underwriter for shares of the Fund, and acts as the Fund’s distributor in a continuous public offering of the Fund’s shares. U.S. Bank, N.A. (“U.S. Bank”), an affiliate of Fund Services, serves as the Fund’s custodian (the “Custodian”). As of May 31, 2020, there were no fees incurred by the Fund from the service providers described above as the Adviser bore all such costs.

WithumSmith + Brown, PC serves as Independent Registered Public Accounting Firm to the Trust and the Fund.

Stradley Ronon Stevens & Young, LLP serves as Legal Counsel to the Trust and the Fund.

Compass Distributors, LLC serves as the Distributor of Creation Units for the Fund. Shares are continuously offered for sale by the Trust through the Distributor only in Creation Units, as described in Note 6. Shares in less than Creation Units are not distributed by the Distributor. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended, and a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

Foreside Fund Officer Services, LLC provides the Trust with a Chief Compliance Officer and Principal Financial Officer.

At May 31, 2020, certain officers and Trustees of the Trust were also officers or employees of the Adviser or affiliated with the Distributor.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

The costs of purchases and sales of securities, excluding short-term securities and in-kind transactions, during the period ended May 31, 2020:

	Purchases	Sales
Global Beta Smart Income ETF	$952,582	$935,417

The costs of purchases and sales of in-kind transactions associated with creations and redemptions during the period ended May 31, 2020:

	Purchases In-Kind	Sales In-Kind
Global Beta Smart Income ETF	$2,492,707	$310,185

14

Notes to the Financial Statements (Continued)	Global Beta Smart Income ETF

May 31, 2020 (Unaudited)

NOTE 5 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distribution paid during the period ended May 31, 2020 was as follows:

Ordinary Income
Global Beta Smart Income ETF	$29,000

NOTE 6 – SHARE TRANSACTIONS

Shares of the Fund are listed and traded on the NYSE. Market prices for the shares may be different from their NAV. The Fund will issue and redeem Shares on a continuous basis at NAV only in large blocks of shares, typically 25,000 Shares, called “Creation Units.” Creation Units will be issued and redeemed principally in-kind for a specified basket of securities (which may include cash in lieu of certain securities), together with the deposit of a specified cash amount. Once created, shares generally will trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a participant in The Depository Trust Company and, in each case, must have executed a Participant Agreement with the Fund’s distributor, Compass Distributors, LLC (the “Distributor”). Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. The standard fixed transaction fee for the Fund is $250, payable to the Custodian. Additionally, a variable fee may be charged by the Fund of up to a maximum of 2% of the value of the Creation Unit (inclusive of any transaction fees charged), for each creation or redemption. Variable fees are imposed to compensate the Fund for the transaction costs associated with creation and redemption transactions. The Adviser, subject to the approval of the Board, may adjust or waive the transaction fees from time to time. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.

NOTE 7 – BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of the fiscal period ended May 31, 2020, a beneficial owner of the Adviser owned 62,200 shares of the Fund, representing 62.2% of the shares outstanding.

NOTE 8 – PRINCIPAL RISKS

As with all exchange traded funds (‘’ETFs’’), shareholders of the Fund are subject to the risk that their investment could lose money. The Fund is subject to the principal risks, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. A description of principal risks is included in the prospectus under the heading ‘’Principal Investment Risks’’.

15

Expense Example	Global Beta Smart Income ETF

For the Period Ended May 31, 2020 (Unaudited)

As a shareholder of Global Beta Smart Income ETF you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars)(excluding transaction costs) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (December 1, 2019 – May 31, 2020). The actual dollar amounts shown as expenses paid during the period for the Global Beta Smart Income ETF are multiplied by 157/366, which is based on the date of inception (December 27, 2019).

Actual Expenses

The first line of the table below provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example For Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

Global Beta Smart Income ETF

	Beginning Account Value 12/27/19	Ending Account Value 5/31/20	Expenses Paid During the Period*
Actual	$1,000.00	$ 737.20	$0.00
Hypothetical (5% annual return before expenses)	$1,000.00	$ 1,021.45	$0.00

*

The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio, 0.00%, multiplied by the number of days in the six-month period, 183 days, and divided by the number of days in the most recent twelve-month period, 366 days. The actual dollar amounts shown in the expenses paid during the period for the Fund are multiplied by 157/366, which is based on the date of inception (December 27, 2019).

16

Approval of Advisory Agreement and Board Considerations (Unaudited)	Global Beta Smart Income ETF

At the November 19, 2019 meeting (the “Meeting”) of the Board of Trustees (the “Board”) of Global Beta ETF Trust (the “Trust”), the Board, including those Trustees (the “Independent Trustees”) who are not “interested persons” (as that term is defined in the Investment Company Act of 1940 (the “1940 Act”)) of the Trust, approved the investment advisory agreement (the “Investment Advisory Agreement”) between Global Beta Advisors LLC (“the Adviser”) and the Trust with respect to the Global Beta Smart Income ETF (the “Fund”), for an initial two-year term. Under the Investment Advisory Agreement, the Adviser is obligated to pay all of the ordinary operating expenses of the Fund, except for certain excluded items (the “Unified Fee”).

In considering approval of the Investment Advisory Agreement, the Independent Trustees met in executive session with independent counsel, who provided assistance and advice. The Board, including the Independent Trustees, evaluated the terms of the Investment Advisory Agreement, reviewed the information provided by the Adviser in connection with the consideration of approving the Investment Advisory Agreement, and reviewed the duties and responsibilities of the Trustees in evaluating and approving the Investment Advisory Agreement.

In considering the approval of the Investment Advisory Agreement, the Board, including the Independent Trustees, reviewed the materials provided for the Meeting, including: (1) a copy of the form of Investment Advisory Agreement; (2) the Adviser’s response to a questionnaire from counsel and responses to follow-up questions related thereto; (3) the Adviser’s Form ADV; (4) financial and insurance information for the Adviser; (5) the Code of Ethics of the Adviser adopted pursuant to Rule 17j-1 under the 1940 Act; and (6) a memorandum on the responsibilities of trustees in considering investment advisory arrangements.

In addition, the Board considered data compiled by the Adviser from an unaffiliated third party database comparing the proposed advisory fee and projected expense ratio of the Fund with the advisory fees and net expense ratios (i.e., after fee waivers and reimbursements) of an appropriate peer group of U.S.-listed index-based ETFs (the “Peer Group”). The Board discussed the criteria used by the Adviser for selecting the Peer Group. The Board, including the Independent Trustees, concluded that the data was useful and reliable for the purpose of reviewing the Investment Advisory Agreement.

During their review of this information, the Board, including the Independent Trustees, focused on and analyzed the factors that they deemed relevant, including: (1) the nature, extent, and quality of the services to be provided by the Adviser; (2) the cost of the services to be provided and the profits to be realized by the Adviser from services rendered to the Fund; (3) comparative fee and expense data for the Fund and other investment companies with similar investment objectives; (4) the extent to which economies of scale would be realized as the Fund grows and whether the proposed advisory fee for the Fund reflects these economies of scale for the benefit of the Fund; and (5) other financial benefits to the Adviser and its affiliates resulting from services rendered to the Fund.

In particular, the Board considered and reviewed the following with respect to the Fund:

(a) The nature, extent and quality of services to be provided to the Fund by the Adviser. The Board considered the scope of services to be provided under the Investment Advisory Agreement. In considering the nature, extent and quality of the services to be provided by the Adviser, the Board reviewed the Adviser’s compliance infrastructure and its financial strength and resources. The Board also considered the Adviser’s experience working with ETFs. The Board also considered other services to be provided to the Fund by the Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to the Fund by the Adviser based on its experience, personnel, operations and resources.

(b) The cost of services to be provided to the Fund by the Adviser, profitability and economies of scale. The Board reviewed the proposed expense ratio and advisory fee to be paid by the Fund and considered the expense ratios of comparable funds. The Board noted that the Fund’s advisory fee and net expense ratio were below the average advisory fee and net expense ratio of the Peer Group. The Board concluded that the advisory fee was reasonable. The Board took into consideration that the advisory fee was a “unified fee,” meaning that the Adviser bears all of the ordinary operating expenses of the Fund, except for certain excluded items. The Board also took into account the proposed Expense Reimbursement Agreement (under which the Adviser had proposed to reimburse the Fund through March 31, 2021 for certain expenses) as well as the Adviser’s voluntarily waiver of its entire management fee through June 30, 2020. The Board received and considered information about the fee rates charged to the other accounts and clients that are managed by the Adviser, including information about the differences in services provided to the non-fund clients. The Board also evaluated the compensation and benefits expected to be received by the Adviser from its relationship with the Fund, taking into account projections of the Adviser’s anticipated profitability. The Board noted that the Adviser had borne all of the organizational expenses of the Trust. The Board noted that, because

17

Approval of Advisory Agreement and Board Considerations (Unaudited) (Continued)	Global Beta Smart Income ETF

the Fund had not yet commenced operations, it was not yet possible to assess the potential for economies of scale, though the Board would address economies of scale when assets under management reached appropriate levels.

(c) The investment performance of the Adviser. The Board noted that there was no prior performance of the Fund to consider, but they had considered the Adviser’s experience managing related investment vehicles and the performance of such accounts. They noted that such performance demonstrated the Adviser’s ability to effectively manage investments using similar strategies. After considering all of the information, the Board concluded that the Fund and its shareholders were likely to benefit from the Adviser’s management.

Conclusion. No single factor was determinative to the decision of the Board, and individual Trustees may have assigned different weights to various factors. Based on the Board’s deliberations and its evaluation of the information described above and such other matters as were deemed relevant, the Board, including the Independent Trustees, unanimously: (a) concluded that the terms of the Advisory Agreement were fair and reasonable; (b) concluded that the Adviser’s fees were reasonable in light of the services that the Adviser will provide to the Fund; and (c) agreed to approve the Advisory Agreement for an initial term of two years.

18

Trustees and Officers (Unaudited)	Global Beta Smart Income ETF

The business and affairs of the Trust are managed by its officers under the oversight of its Board. The Board sets broad policies for the Trust and may appoint Trust officers. The Board oversees the performance of the Adviser and the Trust’s other service providers.

Two Trustees are owners and officers of the Adviser. The other Trustees are Independent Trustees. The fund complex includes all funds advised by the Adviser (“Fund Complex”).

The Trustees, their year of birth, term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the Fund Complex overseen and other directorships, if any, held by each Trustee, are shown below. The officers, their year of birth, term of office and length of time served and their principal business occupations during the past five years, are shown below. Unless noted otherwise, the address of each Trustee and each officer is: c/o Global Beta ETF Trust, 2001 Market Street, Suite 2630, Philadelphia, PA 19103.

Name, Address*, Year of Birth	Position(s) Held with Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Independent Trustees
Peter Burchfield Year of Birth: 1957	Trustee	Since 2019	Client Service Marketing Director, Henry James International (investment advisory firm) (2017 to present); Client Service Marketing Director, Navellier and Associates (investment advisory firm) (2002 to 2017)	1	None
Richard Haverstick Year of Birth: 1952	Trustee	Since 2019	Trustee, BMT Investment Fund (registered investment company) (2017 to present); Trustee, Brandywine Realty Trust (commercial real estate) (2016 to present); Trustee, Actua Corporation (cloud technology) (2016 to 2018); Consultant, Haverstick Consulting (2015 to 2016)	1	BMT Investment Fund (2017 to present); Thomas Jefferson University (2013 to present); Jefferson Health (2013 to present); Brandywine Realty Trust (2016 to present)
David Downes*** Year of Birth: 1940	Trustee	Since 2019

Director, Egan-Jones Ratings Company (rating agency) (June 2019 to present); Treasurer, Quaker Investment Trust (registered investment company) (2018 to present); Independent Director, TLC Credit, Inc. (closed-end investment company) (2009 to present); Trustee, Community Capital Management, (investment management company) (2006 to present); President, The Community Reinvestment Act Qualified Investment Fund (investment management company) (2004 to present); Trustee, OppenheimerFunds, Inc. (registered investment company) (2005 to 2015); Trustee, GSK Employment Benefit Trust (defined benefits/defined contribution employee trust) (2006 to 2014)

				1	Community Capital Management (2006 to present); CRA Funds Advisor (2006 to present); TLC Credit, Inc. (2009 to Present)

19

Trustees and Officers (Unaudited) (Continued)	Global Beta Smart Income ETF

Name, Address*, Year of Birth	Position(s) Held with Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Interested Trustee****
Vincent T. Lowry Year of Birth: 1951	Chairman of the Board of Trustees and President	Since 2019	Chief Executive Officer, Global Beta Advisors LLC (2016 to present); Lead Portfolio Manager, OppenheimerFunds, Inc. (2015 to 2017); Chief Executive Officer, VTL Associates, LLC (registered investment advisor) (2004 to 2015)	1	None
Justin Lowry Year of Birth: 1987	Trustee	Since 2019	President and Chief Investment Officer, Global Beta Advisors LLC (2017 to present); Director of Research, OppenheimerFunds, Inc. (2015 to 2017); Portfolio Manager and Head of Research, VTL Associates, LLC (2010 to 2015)	1	None

*	Each Independent Trustee may be contacted by writing to the Independent Trustees of Global Beta ETF Trust, 2001 Market Street, Suite 2630, Philadelphia, PA 19103.
**	Each Trustee serves until his successor is duly elected or appointed and qualified.
***	Mr. Downes’s FINRA Series 7, 24 and 29 licenses are held by Foreside Fund Services, LLC, an affiliate of the Distributor.
****	Vincent T. Lowry and Justin Lowry are considered to be interested persons of the Trust because of their relationship with the Adviser.

20

Trustees and Officers (Unaudited) (Continued)	Global Beta Smart Income ETF

Name, Address, Year of Birth	Position(s) Held with Trust	Term of Office* and Length of Time Served	Principal Occupation(s) During Past 5 Years
Officers The officers of the Trust not named above are:
Joshua Hunter 2001 Market Street, Suite 2630, Philadelphia, PA 19103 Year of Birth: 1981	Treasurer and Principal Financial Officer	Since 2019

Director – Fund Principal Financial Officer, Foreside Financial Group, LLC (2015 to present); Fund Principal Financial Officer and Treasurer, FQF Trust (2015 to present); Fund Chief Financial Officer and Treasurer, Precidian ETFs Trust (2015 to present); Fund Principal Financial Officer and Treasurer, OSI ETF Trust (2016 to present); Vice President and Assistant Vice President, JPMorgan Chase & Co. (2011 to 2015)

Jim Nash 2001 Market Street, Suite 2630, Philadelphia, PA 19103 Year of Birth: 1981	Chief Compliance Officer	Since 2019

Director, Fund Chief Compliance Officer, Foreside Fund Officer Services, LLC (2016 to present); Chief Compliance Officer, The Community Development Fund (2016 to present); Chief Compliance Officer, Cook & Bynum Funds (2017 to present); Chief Compliance Officer, GraniteShares ETF Trust (2017 to present); Chief Compliance Officer, Innovator ETF Trust II (f/k/a Elkhorn ETF Trust) (2017 to present); Chief Compliance Officer, Innovator ETF Trust (2018 to present); Deputy Chief Compliance Officer, ASA Gold & Precious Metals, Ltd. (March 2019 to present); Corporate Secretary, ASA Gold & Precious Metals, Ltd. (2016 to 2017 and 2018 to March 2019); Senior Associate, Regulatory Administration Advisor, JPMorgan Chase & Co. (2014 to 2016)

Carolyn Wharton 2001 Market Street, Suite 2630, Philadelphia, PA 19103 Year of Birth: 1984	Secretary	Since 2019

Consultant-Marketing, Global Beta Advisors (January 2019 to present); Director of Marketing, OppenheimerFunds, Inc. (2015 to 2017); Director of Marketing and Supervising Principal, RevenueShares and VTL Associates LLC (2012 to 2015)

*	Each officer serves until his successor is duly elected or appointed and qualified.

21

Additional Information (Unaudited)	Global Beta Smart Income ETF

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS

Information regarding how often shares of each other Fund traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund is available on the Fund’s website at www.globalbetaetf.com.

HOUSEHOLDING

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

DISCLOSURE OF PORTFOLIO HOLDINGS

Global Beta ETF Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year to date on Form N-PORT and, for periods prior to March 31, 2020, on Form N-Q. The Forms NQ and Forms N-PORT will be available on the SEC’s website at www.sec.gov. It may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330. In addition, the Funds full portfolio holdings are updated daily and available on the Global Beta ETFs website at www.globalbetaetf.com.

PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge upon request by calling toll-free at (833) 933-2083, by accessing the SEC’s website at http://www.sec.gov, or by accessing the Funds’ website at www.globalbetaetf.com. Information on how the Fund voted proxies relating to portfolio securities during the period ended May 31 is available without charge, upon request, by calling (833) 933-2083 or by accessing the website of the SEC.

22

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Fund	Symbol	CUSIP
Global Beta Smart Income ETF	GBDV	37959X100

This report is intended for the shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Adviser Global Beta Advisors LLC 2001 Market Street, Suite 2630 Philadelphia, PA 19103	Distributor Compass Distributors, LLC Three Canal Plaza, 3rd Floor Portland, ME 04101	Transfer Agent U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, WI 53202

Custodian U.S. Bank, N.A. Custody Operations 1555 N. River Center Drive, Suite 302 Milwaukee, WI 53212	Independent Registered Public Accounting Firm WithumSmith+Brown PC 155 Seaport Boulevard, 3rd Floor Boston, MA 02210	Legal Counsel Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, PA 19103-7018

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Global Beta ETF Trust

By (Signature and Title)	/s/ Vincent T. Lowry
Vince Lowry, President/Principal Executive Officer

Date	07/24/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Vincent T. Lowry
Vince Lowry, President/Principal Executive Officer

Date	07/24/2020

By (Signature and Title)	/s/ Josh Hunter
Josh Hunter, Principal Financial Officer

Date	07/24/2020